Summary of Deposit Liabilities (Parenthetical) (Details) - CAD ($) $ in Millions	Apr. 30, 2023	Oct. 31, 2022
Disclosure Of Deposits From Customers [Line Items]
Deposits subject to bank recapitalization Bail-in	$ 97,300.0	$ 89,400.0
Deposits	511,220.0	530,869.0
Financial liabilities designated at fair value through profit or loss	201,061.0	162,786.0
Total deposits	1,415,355.0	1,416,420.0
U.S. Dollar [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	791,500.0	814,900.0
Other Currency [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	104,000.0	84,400.0
Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	511,220.0	530,869.0
Business and government [member] | Covered Bondholders [member]
Disclosure Of Deposits From Customers [Line Items]
Deposits	38,800.0	34,000.0
Loan Commitments And Financial Guarantees [Member]
Disclosure Of Deposits From Customers [Line Items]
Financial liabilities designated at fair value through profit or loss	$ 153.0	$ 140.5